DECEMBER 1, 2021
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR THE HARTFORD MUTUAL FUNDS II, INC.
DATED MARCH 1, 2021, AS SUPPLEMENTED THROUGH NOVEMBER 4, 2021
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Under the heading “Investment Management Arrangements – Management Fees,” the management fee schedule for the Securitized Income Fund is deleted in its entirety and the following is added:
Securitized Income Fund (from March 1, 2021 through November 30, 2021)
AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.6500%
Amount over $1 billion	0.6000%
Securitized Income Fund (effective December 1, 2021)
AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.4000%
Amount over $1 billion	0.3900%

(2)
Effective immediately, under the heading “Portfolio Managers – Other Accounts Managed or Sub-Advised by Schroders Portfolio Managers,” the information for Daniel Woodbridge is deleted in its entirety and the following information is added under the International Multi-Cap Value Fund:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
International Multi-Cap Value Fund
Lukas Kamblevicius(4)
Other Registered Investment Companies	1	$10	0	$0
Other Pooled Investment Vehicles	22	$9,018	0	$0
Other Accounts	24	$11,813	6	$3,427
(4)
Information is as of October 31, 2021. Effective November 23, 2021, Mr. Kamblevicius became a portfolio manager to the International Multi-Cap Value Fund.
(3)
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Schroders Portfolio Managers,” the information for Daniel Woodbridge is deleted in its entirety and the following information is added:
PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Lukas Kamblevicius(4)	International Multi-Cap Value Fund	None
(4)
Information is as of October 31, 2021. Effective November 23, 2021, Mr. Kamblevicius became a portfolio manager to the International Multi-Cap Value Fund.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.